Significant Accounting Policies: Basic and Diluted Net Loss Per Share: Schedule of Earnings Per Share, Basic and Diluted (Details) (USD $)	3 Months Ended		12 Months Ended		67 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012
Comprehensive loss	$ (1,630,584)	$ (727,228)	$ (5,689,256)	$ (1,464,253)	$ (9,657,573)
Shares, Outstanding			75,705,683	69,733,334
Earnings Per Share, Basic			$ (0.08)	$ (0.02)
Earnings Per Share, Diluted			$ (0.08)	$ (0.02)